Subsequent events (Details) - Subsequent Event	3 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 $ / shares
Subsequent events
Dividends		$ 0.042
ADR [Member]
Subsequent events
Dividends		$ 0.25
One-year loans
Subsequent events
Interest rate (in percent)	4.81%	4.81%
Capital contribution by owner | ¥	¥ 304,500,000